Segmented Information - Product Line (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Net earned premium	$ 9,721.4	$ 7,862.2
Interest and dividends	559.0	555.2
Share of profit of associates	200.5	24.2
Net gains (losses) on investments	1,467.5	(1,203.6)
Gain on sale of subsidiary	1,018.6	0.0
Other revenue	3,257.6	2,061.6
Revenue	16,224.6	9,299.6
Property
Disclosure of products and services [line items]
Net earned premium	3,185.6	2,474.2
Casualty
Disclosure of products and services [line items]
Net earned premium	5,500.5	4,507.1
Specialty
Disclosure of products and services [line items]
Net earned premium	1,035.3	880.9
Operating companies
Disclosure of products and services [line items]
Net earned premium	9,701.3	7,698.7
Interest and dividends	402.3	410.0
Share of profit of associates	23.5	53.3
Net gains (losses) on investments	1,558.3	(837.3)
Gain on sale of subsidiary	1,018.6
Other revenue	0.0	0.0
Operating companies | Property
Disclosure of products and services [line items]
Net earned premium	3,185.6	2,473.8
Operating companies | Casualty
Disclosure of products and services [line items]
Net earned premium	5,477.6	4,344.5
Operating companies | Specialty
Disclosure of products and services [line items]
Net earned premium	1,038.1	880.4
Reportable segments | Runoff
Disclosure of products and services [line items]
Net earned premium	20.1	163.5
Interest and dividends	28.9	51.2
Share of profit of associates	(6.1)	(15.5)
Net gains (losses) on investments	73.3	(225.2)
Gain on sale of subsidiary	0.0
Other revenue	0.0	0.0
Reportable segments | Property | Runoff
Disclosure of products and services [line items]
Net earned premium	0.0	0.4
Reportable segments | Casualty | Runoff
Disclosure of products and services [line items]
Net earned premium	22.9	162.6
Reportable segments | Specialty | Runoff
Disclosure of products and services [line items]
Net earned premium	$ (2.8)	$ 0.5
Product Concentration | Net Premiums Earned | Property
Disclosure of products and services [line items]
Allocation of net premiums earned	32.80%	31.50%
Product Concentration | Net Premiums Earned | Casualty
Disclosure of products and services [line items]
Allocation of net premiums earned	56.60%	57.30%
Product Concentration | Net Premiums Earned | Specialty
Disclosure of products and services [line items]
Allocation of net premiums earned	10.60%	11.20%
Northbridge | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	$ 1,019.7	$ 908.8
Interest and dividends	54.1	52.2
Share of profit of associates	3.2	5.2
Net gains (losses) on investments	44.8	(161.3)
Gain on sale of subsidiary	0.0
Other revenue	0.0	0.0
Northbridge | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	449.1	395.6
Northbridge | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	474.4	423.8
Northbridge | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	96.2	89.4
OdysseyRe | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	2,333.4	2,074.1
Interest and dividends	124.9	153.7
Share of profit of associates	7.2	17.3
Net gains (losses) on investments	253.1	(318.7)
Gain on sale of subsidiary	0.0
Other revenue	0.0	0.0
OdysseyRe | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,206.0	1,159.9
OdysseyRe | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	901.5	714.5
OdysseyRe | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	225.9	199.7
Crum & Forster | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,852.8	1,769.5
Interest and dividends	33.8	65.8
Share of profit of associates	(1.1)	(22.6)
Net gains (losses) on investments	27.9	(184.7)
Gain on sale of subsidiary	0.0
Other revenue	0.0	0.0
Crum & Forster | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	238.9	237.0
Crum & Forster | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,518.0	1,426.6
Crum & Forster | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	95.9	105.9
Zenith National | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	811.6	807.3
Interest and dividends	23.4	29.6
Share of profit of associates	(9.8)	1.2
Net gains (losses) on investments	26.6	(168.2)
Gain on sale of subsidiary	0.0
Other revenue	0.0	0.0
Zenith National | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	32.1	29.3
Zenith National | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	779.5	778.0
Zenith National | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	0.0	0.0
Brit | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,536.9	1,399.3
Interest and dividends	32.6	55.4
Share of profit of associates	9.2	3.4
Net gains (losses) on investments	79.0	87.3
Gain on sale of subsidiary	0.0
Other revenue	0.0	0.0
Brit | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	427.1	402.7
Brit | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	755.7	664.3
Brit | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	354.1	332.3
Allied World | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,028.7	0.0
Interest and dividends	65.9
Share of profit of associates	(17.6)
Net gains (losses) on investments	(26.5)
Gain on sale of subsidiary	0.0
Other revenue	0.0
Allied World | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	360.9	0.0
Allied World | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	607.4	0.0
Allied World | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	60.4	0.0
Fairfax Asia | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	327.6	302.5
Fairfax Asia | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	65.6	57.4
Fairfax Asia | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	219.2	191.2
Fairfax Asia | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	42.8	53.9
Other | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	790.6	437.2
Interest and dividends	38.5	26.6
Share of profit of associates	3.0	0.7
Net gains (losses) on investments	69.5	(90.0)
Gain on sale of subsidiary	0.0
Other revenue	0.0	0.0
Other | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	405.9	191.9
Other | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	221.9	146.1
Other | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	$ 162.8	$ 99.2